Note 6 - Exploration and Evaluation Assets - Change in Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Balance at the beginning of year	$ 54,475	$ 55,885
Mineral rights and property acquired	134	0
Mineral property option payment	0	49
Mineral property option grant	(1,152)	0
Exploration and evaluation assets before reclamation estiamte and currency adjustment	53,457	55,934
Change in reclamation estimate	(57)	28
Foreign currency translation adjustments	3,388	(1,487)
Balance at the end of year	$ 56,788	$ 54,475